SEGMENT REPORTING - Summary of Revenue from External Customers Classified Based on Geographical Locations (Detail 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 826,968	$ 414,190	$ 345,670
Indonesia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	99,043	24,120	23,023
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	218,249	122,647	109,652
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	194,612	133,782	119,969
Vietnam
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	193,169	98,009	61,354
Rest of the World
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 121,895	$ 35,632	$ 31,672